`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 11, 2006

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		211,237

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      455    16845 SH       SOLE                                      16845
Allegheny Technologies Inc     COM              01741R102      327     5341 SH       SOLE                                       5341
American Intl Group Com        COM              026874107     6909   104539 SH       SOLE                                     104539
Amgen Inc                      COM              031162100     5342    73427 SH       SOLE                                      73427
Aquila Inc Com                 COM              03840P102      106    26650 SH       SOLE                                      26650
Avon Prods Inc Com             COM              054303102      207     6625 SH       SOLE                                       6625
Bank Of America Corp New       COM              060505104      645    14172 SH       SOLE                                      14172
Bed Bath & Beyond Inc Com      COM              075896100     1648    42925 SH       SOLE                                      42925
Bell South Corp NFSC           COM              079860102      224     6461 SH       SOLE                                       6461
Berkshire Hathaway Inc Del Cl  COM              084670108     2078       23 SH       SOLE                                         23
Berkshire Hathaway Inc Del Cl  COM              084670207    12003     3985 SH       SOLE                                       3985
Biomet Inc Com                 COM              090613100      352     9900 SH       SOLE                                       9900
Capital Crossing Bk Com        COM              140071101      283     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Chesapeake Energy Corp Com     COM              165167107     6552   208608 SH       SOLE                                     208608
ChevronTexaco Corp Com         COM              166764100     9608   165741 SH       SOLE                                     165741
Cisco Sys Inc                  COM              17275R102     6906   318674 SH       SOLE                                     318674
Coca-Cola                      COM              191216100     2926    69880 SH       SOLE                                      69880
ConocoPhillips Com             COM              20825C104     6602   104541 SH       SOLE                                     104541
Dell Computer                  COM              24702R101     6396   214917 SH       SOLE                                     214917
E M C Corp Mass Com            COM              268648102      168    12326 SH       SOLE                                      12326
Exxon Mobil Corp Com           COM              30231G102    15928   261721 SH       SOLE                                     261721
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      334     3635 SH       SOLE                                       3635
General Electric Co            COM              369604103     7769   223382 SH       SOLE                                     223382
Home Depot                     COM              437076102     7825   184990 SH       SOLE                                     184990
Intel                          COM              458140100     5813   298697 SH       SOLE                                     298697
International Pwr Grou Com     COM              46018A100       13    11525 SH       SOLE                                      11525
Ishares Tr S&P/Topix 150       COM              464287382     4122    33000 SH       SOLE                                      33000
J P Morgan Chase & Co          COM              46625H100      221     5299 SH       SOLE                                       5299
Johnson & Johnson              COM              478160104     5746    97024 SH       SOLE                                      97024
Kinder Morgan Inc Kans Com     COM              49455P101     8198    89117 SH       SOLE                                      89117
Lowes Cos Inc Com              COM              548661107     2695    41815 SH       SOLE                                      41815
Lucent Technologies Com        COM              549463107       32    10628 SH       SOLE                                      10628
Medtronic                      COM              585055106     1982    39045 SH       SOLE                                      39045
Microsoft                      COM              594918104     6597   242453 SH       SOLE                                     242453
Nasdaq 100 Tr Unit Ser 1       COM              631100104      744    17735 SH       SOLE                                      17735
Nokia Corp Sponsored Adr       COM              654902204     4270   206096 SH       SOLE                                     206096
Nortel Networks Corp New       COM              656568102      136    44600 SH       SOLE                                      44600
Oracle Corp Com                COM              68389X105     4628   338048 SH       SOLE                                     338048
Pfizer                         COM              717081103     5687   228218 SH       SOLE                                     228218
Proctor & Gamble               COM              742718109     3161    54856 SH       SOLE                                      54856
Provident Energy Tr Tr Unit    COM              74386K104     2320   204917 SH       SOLE                                     204917
SLM Corp                       COM              78442P106     5997   115458 SH       SOLE                                     115458
Select Sector Spdr Tr Sbi Heal COM              81369Y209     8385   262200 SH       SOLE                                     262200
Student Loan Corp              COM              863902102     7793    33447 SH       SOLE                                      33447
United Healthcare Corp Com     COM              91324P102     6525   116807 SH       SOLE                                     116807
Unitrin Inc Com                COM              913275103      516    11100 SH       SOLE                                      11100
Verizon Communications Com     COM              92343V104      912    26767 SH       SOLE                                      26767
Wal-Mart Stores Inc            COM              931142103      315     6677 SH       SOLE                                       6677
Walgreens, Inc.                COM              931422109     1998    46330 SH       SOLE                                      46330
iShares Tr Russell 1000 Growth COM              464287614      657    12449 SH       SOLE                                      12449
iShares Tr Russell 2000        COM              464287655      702     9237 SH       SOLE                                       9237
iShares Tr S&P Gbl Energy      COM              464287341     9728    95621 SH       SOLE                                      95621
iShares Tr S&P Midcap Value    COM              464287705     6770    88271 SH       SOLE                                      88271
iShares Tr S&P Smlcp Grow      COM              464287887     1537    11863 SH       SOLE                                      11863
iShares Tr S&P Smlcp Value     COM              464287879     1444    19826 SH       SOLE                                      19826
